111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

harborcapital.com

Supplement to Statement of Additional Information dated March 1, 2022

April 25, 2022
Effective April 27, 2022, Harry Gakidis no longer serves as a portfolio manager to Harbor Overseas Fund. All references to Mr. Gakidis in the Statement of Additional Information are hereby removed.
Investors Should Retain This Supplement For Future Reference
S0422.SAI.HF